INVESTMENTS IN SECURITIES (Tables)	12 Months Ended
Mar. 31, 2013
INVESTMENTS IN SECURITIES
Schedule of information regarding securities classified as available-for-sale securities

	Thousands of Yen
March 31, 2012	Cost	Gross unrealized gain	Gross unrealized loss	Fair value
Available-for-sale securities:
Equity securities	¥107,550	¥166,050	¥—	¥273,600

March 31, 2013
Available-for-sale securities:
Equity securities	¥107,550	¥159,300	¥—	¥266,850